Statutory Reserve (Details) - Schedule of statutory reserve - USD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of statutory reserve [Abstract]
Balance	$ 1,241,573	$ 779,094	$ 779,094
Appropriation to statutory reserve	150,197	462,479
Balance	$ 1,391,770	$ 1,241,573	$ 779,094